Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Leases

Future minimum payments under the non-cancelable leases consists of the following as of December 31, 2016 (in thousands):

Year ending December 31:	Minimum payments
2017	$801
2018	1,162
2019	1,512
2020	1,518
2021	1,525
Thereafter	5,959